Marketable Securities - Summary of Fair Value and Gross Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Fair Value	$ 74,648	$ 56,365
Unrealized Loses	(152)	(27)
Commercial paper
Marketable Securities [Line Items]
Fair Value		32,137
Unrealized Loses		(12)
U.S. Treasuries
Marketable Securities [Line Items]
Fair Value	35,085
Unrealized Loses	(53)
U.S. Government agencies
Marketable Securities [Line Items]
Fair Value	32,148	15,861
Unrealized Loses	(98)	(7)
Corporate bonds
Marketable Securities [Line Items]
Fair Value	7,415	8,367
Unrealized Loses	$ (1)	$ (8)